Members' Equity (Detail) (Class M Units [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended
	Jun. 30, 2012	Oct. 31, 2011	Dec. 31, 2010	Jul. 31, 2010	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Class M Units [Member]
Capital Unit [Line Items]
Class M units, granted	387	215	2,505	2,505
Class M units, vesting rate					25.00%
Stock compensation expense					$ 127	$ 132	$ 118
Unrecognized compensation cost	$ 797				$ 670	$ 797